Basis of Presentation and General Information - Vessel Under Commercial and Technical Management (Table) (Details)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Kymopolia
Vessels [Line Items]
DWT	176,990	176,990
Year Built	2006	2006
Effective Date of Management Agreement		January 30, 2014
Obelix
Vessels [Line Items]
DWT	181,433	181,433
Year Built	2011	2011
Effective Date of Management Agreement		October 19, 2012
Pantagruel
Vessels [Line Items]
DWT	180,181	180,181
Year Built	2004	2004
Effective Date of Management Agreement		October 24, 2013
Big Bang
Vessels [Line Items]
DWT	174,109	174,109
Year Built	2007	2007
Effective Date of Management Agreement		August 30, 2013
Big Fish
Vessels [Line Items]
DWT	177,643	177,662
Year Built	2004	2004
Effective Date of Management Agreement		October 18, 2013
Madredeus
Vessels [Line Items]
DWT	98,681	98,681
Year Built	2011	2011
Effective Date of Management Agreement		February 4, 2014
Amami
Vessels [Line Items]
DWT	98,681	98,681
Year Built	2011	2011
Effective Date of Management Agreement		February 4, 2014
Pendulum
Vessels [Line Items]
DWT	82,619	82,619
Year Built	2006	2006
Effective Date of Management Agreement		February 17, 2014
Mercurial Virgo
Vessels [Line Items]
DWT	81,545	81,545
Year Built	2013	2011
Effective Date of Management Agreement		February 17, 2014
Renascentia
Vessels [Line Items]
DWT		74,732
Year Built		1999
Effective Date of Management Agreement		June 20, 2013
Marto
Vessels [Line Items]
DWT		74,470
Year Built		2001
Effective Date of Management Agreement		August 2, 2013
Strange Attractor
Vessels [Line Items]
DWT	55,742	55,742
Year Built	2006	2006
Effective Date of Management Agreement		September 24, 2013
Maiden Voyage
Vessels [Line Items]
DWT	58,722	58,722
Year Built	2012	2012
Effective Date of Management Agreement		September 28, 2012
Serenity I
Vessels [Line Items]
DWT		53,688
Year Built		2006
Effective Date of Management Agreement		June 11, 2011